Equity	12 Months Ended
Dec. 31, 2017
Disclosure of equity [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
24.	Equity

The main components of equity are detailed below:

24.1	Subscribed and paid-in capital

Ecopetrol’s authorized capital amounts to $36,540,000, and is comprised of 60,000,000,000 ordinary shares, of which 41,116,694,690 have been subscribed, and 11.51% (4,731,905,873 shares) are held privately and 88.49% (36,384,788,817 shares) are held by the Colombian Government. The value of the reserve shares amounts to $11,499,933 comprised of 18,883,305,310 shares. As of December 31, 2017 and 2016, subscribed and paid-in capital amounts to $25,040,067. There are no potentially dilutive shares.

24.2	Additional paid-in capital

Additional paid-in capital mainly corresponds to: (i) share premium from the Group’s capitalization in 2007, for COP$4,457,997, (ii) COP$31,377 share premium from the placement of shares on the secondary market, arising from the calling of guarantees from debtors in arrears, according to the provisions of Article 397 of the Code of Commerce, (iii) share premium from the sale of shares awarded in the second capitalization, which took place in September 2011, of COP$2,118,468, and (iv) additional paid-in capital receivables for COP$(142).

24.3	Equity reserves

The following is the composition of the Group’s reserves as of December 31, 2017 and 2016:

	2017	2016
Legal reserve	1,426,151	1,269,680
Fiscal and statutory reserves	512,632	289,164
Occasional reserves	239,086	-
Total	2,177,869	1,558,844

The movement of equity reserves is the following for the years ended December 31, 2017 and 2016:

	2017	2016
Opening balance	1,558,844	5,546,570
Release of reserves	(289,164)	(406,983)
Allocation to reserves	908,189	289,164
Legal reserve used to offset previous year loss (Note 24.4)	-	(3,869,907)
Closing balance	2,177,869	1,558,844

Legal reserve

The Colombian Code of Commerce establishes that 10% of net income is allocated to legal reserves until their balance reaches 50% of subscribed capital. The legal reserve can be used to offset losses or distributed in the event of the Company’s liquidation.

Occasional reserves

Occasional reserves correspond to allocation of net income as approved at the shareholders at the Stockholders’ meeting to carry out new explorations. On March 31, 2017, the Stockholders’ Meeting approved the appropriation of occasional reserves for the establishment of a reserve for new explorations for the amount of COP $ 239,086.

Tax and mandatory reserves

The Colombian tax regime allows for the allocation of up to 70% of the period’s net income to a reserve when the value of the depreciation expense recorded in the financial statements. This reserve may be released in future periods to the extent that depreciation expenses exceeds the amount deducted for income tax purposes or the assets that generated the higher value deducted are sold.

In addition, Decree 2336 of 1995 set out the obligation to establish a reserve for the changes in valuation of investments. Unrealized fair value gains are allocated to a reserve.

24.4	Retained earnings and dividends

The following is the balance and movement of retained earnings as of December 31, 2017 and 2016:

	2017	2016
Opening balance	(402,462)	(6,814,432)
Profit attributable to owners of Ecopetrol’s shareholders	7,178,539	2,447,881
Release of reserves	289,164	406,983
Allocation to reserves	(908,189)	(289,164)
Dividends declared (1)	(945,684)	-
Legal reserve used to offset previous year loss (2)	-	3,869,907
Other movements	(1,066)	(23,637)
Closing balance	5,210,302	(402,462)

(1)
The Company distributes dividends based on its separate annual financial statements, prepared under International Financial Reporting Standards accepted in Colombia (NCIF, by its acronym in Spanish). The Ordinary General Shareholders' Meeting, held on March 31, 2017, approved the proposal for profit distribution proposal for 2016 and set the distribution of dividends of COP$945,684.

Dividends paid in 2017 attributable to the shareholders of Ecopetrol S.A. amounted to COP$945,661 (2016 - COP$690,177) and those of the non-controlling interest of subsidiary companies to COP $ 558,986 (2016 - COP$1,022,121).

(2)
The Ordinary General Meeting of Shareholders, held on March 31, 2016, approved the proposal for profit distribution, which established that there would be no distribution for the year 2015, given the net loss occurred in that year; in addition, the shareholders voted to use the legal reserve to offset this loss, as permitted by the Article 456 of the Colombian Code of Commerce. The amount of losses offset by releases from the legal reserve after tax and mandatory allocations amounted to COP$3,869,907.

24.5	Other comprehensive income attributable to owners of parent

The following is the composition of the other comprehensive income attributable to the shareholders of the parent company, Ecopetrol S.A., net tax as of December 31, 2017 and 2016:

	2017	2016
Actuarial gain on defined benefit plans	(553,091)	994,953
Gain (loss) on equity instruments measured at fair value (1)	-	7,828
Cash flow hedges for future exports (Note 30.2.2)	159,295	244,131
Hedge of a net investment in a foreign operation (Note 30.2.3)	(97,362)	(155,359)
Cash flow hedge with derivative instruments	6,942	(19,042)
Others	-	11,817
Foreign currency translation	7,883,231	8,138,382
	7,399,015	9,222,710

(1)
During 2016 the Group reclassified to the statement of profit or loss COP$68,497 (2015 - COP$19,405) arising from the realization of accumulated fair value gains on equity of assets available for sale - Empresa de Energía de Bogotá and Interconexión Eléctrica S.A.

24.6	Earnings (loss) per share

	2017	2016	2015
Profit (loss) attributable to Ecopetrol’s shareholders	7,178,539	2,447,881	(7,193,859)
Weighted average number of outstanding shares	41,116,694,690	41,116,694,690	41,116,694,690
Net basic earnings (loss) per share (Colombian pesos)	174.6	59.5	(175.0)